                             -  BT INSTITUTIONAL FUNDS  -








                     -------------------------------------------

                                    INSTITUTIONAL
                                 CASH MANAGEMENT FUND

                     -------------------------------------------









                                  SEMI-ANNUAL REPORT
                     -------------------------------------------
                                      JUNE-1997

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------



         LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . .  3

         INSTITUTIONAL CASH MANAGEMENT FUND
           Statement of Assets and Liabilities . . . . . . . . . . .  4
           Statement of Operations . . . . . . . . . . . . . . . . .  4
           Statement of Changes in Net Assets. . . . . . . . . . . .  5
           Financial Highlights. . . . . . . . . . . . . . . . . . .  6
           Notes to Financial Statements . . . . . . . . . . . . . .  7

         CASH MANAGEMENT PORTFOLIO
           Schedule of Portfolio Investments . . . . . . . . . . . .  8
           Statement of Assets and Liabilities . . . . . . . . . . . 11
           Statement of Operations . . . . . . . . . . . . . . . . . 11
           Statement of Changes in Net Assets. . . . . . . . . . . . 12
           Financial Highlights. . . . . . . . . . . . . . . . . . . 12
           Notes to Financial Statements . . . . . . . . . . . . . . 13

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Similar to the environment of the preceding nine months or so, the money markets were dominated virtually throughout the six months ended June 30, 1997 by ongoing concerns about inflation pressures, an overly strong economy, and an official move in interest rates by the Federal Reserve Board. The difference was that during this period, there actually was action by the Federal Reserve Board.

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the managers of the Institutional Cash Management Fund (the "Fund") were able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.62% as of June 30, 1997 was higher than the 5.49% yield of the IBC First Tier-Institutional Only Money Funds average.* The Fund's 7-day current yield as of June 30, 1997, was 5.47%.

MARKET ACTIVITY

This semi-annual period was much more volatile in comparison to the previous period. On March 25, 1997, the Federal Reserve Board increased the fed funds
rate from 5.25% to 5.50%-the first increase in over two years.   Economic
strength, as evidenced by first quarter GDP growth of 5.8%, strong consumer spending and home-building, and increased manufacturing inventories, prompted the official and widely expected move. Interestingly, this above-trend economic growth did not result in a rise in the reported inflation rate.

              ------------------------------------------
                       INVESTMENT INSTRUMENTS
               Bank obligations, commercial paper,
               U.S. Treasury obligations and repurchase
               agreements collateralized by U.S. Treasury
               obligations.
              ------------------------------------------

This low inflationary pressure, along with signs that the economy was slowing in the second quarter, was likely the major reason the Federal Reserve Board chose not to raise interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would.

              -----------------------------------------
                              OBJECTIVE
              Seeks high current income consistent with
              liquidity in preservation of capital.
              -----------------------------------------

The period following this meeting was quiet, punctuated by continuous growth, high consumer confidence, and a strong equity market. While nonfarm payroll gains were weak, unemployment stayed low and inflation remained scarce. GDP growth for the second quarter was only 1.75%. This type of economic activity, together with the absence of an official move in interest rates, led to very little price volatility on the money market curve in June.

INVESTMENT REVIEW

After lengthening the Fund's average maturity in the second half of 1996, we moved to a somewhat defensive, shorter-than-benchmark position throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio. We did not extend the portfolio's maturity, because we saw no value in the flat yield curve. This strategy, along with strong sector allocation, proved to be quite effective in adding value to the Fund through the semi-annual period.

                            -------------
                               RATINGS
                             S&P:  AAAm
                            Moody's:  AAA
                            -------------

MANAGER OUTLOOK

We expect to stay in a slightly defensive position for the near term for several reasons. First, we view the money market curve as very expensive right now. We believe the money markets have essentially priced out any possibility of higher interest rates over the next year. In addition, with continued low unemployment, record high consumer confidence, the wealth effect of the equity markets, and a much lower interest rate structure than existed earlier this year, we feel that the risks are still asymmetric for a resumption in economic growth for the second half of the year.

                     ---------------------------------
                          STATUS AT JUNE 30, 1997
                     Seven day effective yield:  5.62%
                        Average maturity:  30 days
                        Net assets:  $1,857 million
                     ---------------------------------

                  DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                      BY ASSET TYPE AS OF JUNE 30, 1997
                   (PERCENTAGES ARE BASED ON MARKET VALUE)

                                   [CHART]

                      Floating Rate Notes           15%
                      Certificates of Deposit       18%
                      Euro Certificates of Deposit   9%
                      Commercial Paper              35%
                      Eurodollar Time Deposits      23%

In short, current data supports the notion that the Federal Reserve Board is on hold and that the economy is enjoying the best of all possible worlds. However, while we are currently in a period of "fixed income nirvana," the future risks for the acceleration of economic activity and for ultimately higher short-term yields seems evident.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Cash Management Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                                  /s/ Darlene Rasel

                                    Darlene Rasel
                               Portfolio Manager of the
                              CASH MANAGEMENT PORTFOLIO
                                    June 30, 1997

-------------------------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY-INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investment in Cash Management Portfolio, at Value. . . . . . .   $1,857,162,641
Receivable for Shares of Beneficial Interest Subscribed. . . .          776,436
Prepaid Expenses . . . . . . . . . . . . . . . . . . . . . . .           11,584
                                                                  --------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .    1,857,950,661
                                                                 --------------
LIABILITIES
Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . .           73,761
Dividends Payable. . . . . . . . . . . . . . . . . . . . . . .          615,388
Accrued Expenses and Other . . . . . . . . . . . . . . . . . .           81,033
                                                                 --------------

Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .          770,182
                                                                 --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,857,180,479
                                                                 --------------
                                                                 --------------
SHARES OUTSTANDING ($0.001 par value per share,
 unlimited number of shares of beneficial
 interest authorized). . . . . . . . . . . . . . . . . . . . .    1,857,751,350
                                                                 --------------
                                                                 --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE (net assets divided by shares outstanding). . . . .   $         1.00
                                                                 --------------
                                                                 --------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . .   $1,857,751,350
  Accumulated Net Realized Loss from Investment Transactions .         (570,871)
                                                                 --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,857,180,479
                                                                 --------------
                                                                 --------------


--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from Cash Management Portfolio, net . . . .   $   47,377,510
                                                                 --------------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . .          440,176
  Printing and Shareholder Reports . . . . . . . . . . . . . .           10,462
  Registration Fees. . . . . . . . . . . . . . . . . . . . . .           44,177
  Professional Fees. . . . . . . . . . . . . . . . . . . . . .            4,788
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . .            4,055
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . .           12,032
                                                                 --------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . .          515,690
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . .          (75,514)
                                                                 --------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . .          440,176
                                                                 --------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .       46,937,334
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . .           (9,045)
                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .   $   46,928,289
                                                                 --------------
                                                                 --------------


                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                  For the            For the
                                                                                              six months ended      year ended
                                                                                              June 30, 1997+     December 31, 1996
                                                                                             ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $     46,937,334    $     65,172,498
    Net Realized Gain (Loss) from Investment Transactions. . . . . . . . . . . . . . . . . .           (9,045)             39,523
                                                                                             ----------------    ----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . . .       46,928,289          65,212,021
                                                                                             ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (46,937,334)        (65,172,498)
                                                                                             ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at net asset value of $1.00 per share)
    Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14,865,902,572      21,940,719,239
    Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       41,853,826          57,995,451
    Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (14,489,112,557)    (21,571,176,052)
                                                                                             ----------------    ----------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . . . . .      418,643,841         427,538,638
                                                                                             ----------------    ----------------
CONTRIBUTION OF CAPITAL
    Proceeds Contributed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --              93,110
                                                                                             ----------------    ----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      418,634,796         427,671,271
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,438,545,683       1,010,874,412
                                                                                             ----------------    ----------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  1,857,180,479    $  1,438,545,683
                                                                                             ----------------    ----------------
                                                                                             ----------------    ----------------


-------------------------
+   Unaudited






                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Cash Management Fund.


                                                                                              FOR THE YEAR ENDED
                                                             FOR THE                             DECEMBER 31,
                                                         SIX MONTHS ENDED  ------------------------------------------------------
                                                          JUNE 30, 1997+      1996           1995           1994          1993
                                                         ----------------  ----------     ----------     ----------    ----------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $     1.00     $     1.00     $     1.00     $     1.00    $     1.00
                                                            ----------     ----------     ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . .        0.03           0.05           0.06           0.04          0.03
   Net Realized Gain (Loss) from
    Investment Transactions.                                      0.00++         0.00++         0.00++        (0.01)         0.00++
                                                            ----------     ----------     ----------     ----------    ----------
Total from Investment Operations . . . . . . . . . . . . .        0.03           0.05           0.06           0.03          0.03
                                                            ----------     ----------     ----------     ----------    ----------
CONTRIBUTIONS OF CAPITAL . . . . . . . . . . . . . . . . .         --            0.00++          --            0.01           --
                                                            ----------     ----------     ----------     ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . .       (0.03)         (0.05)         (0.06)         (0.04)        (0.03)
   Net Realized Gain from Investment Transactions  . . . .         --             --             --             --          (0.00)++
                                                            ----------     ----------     ----------     ----------    ----------
Total Distributions. . . . . . . . . . . . . . . . . . . .        0.03          (0.05)         (0.06)         (0.04)        (0.03)
                                                            ----------     ----------     ----------     ----------    ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $     1.00     $     1.00     $     1.00     $     1.00    $     1.00
                                                            ----------     ----------     ----------     ----------    ----------
                                                            ----------     ----------     ----------     ----------    ----------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .        2.67%          5.36%*         5.89%          4.18%*        3.05%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . . .  $1,857,180     $1,438,546     $1,010,874       $664,149    $1,850,222
   Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . . . . . . .        5.33%**        5.24%          5.72%          3.98%         3.01%
     Expenses, including expenses of the
      Cash Management Portfolio. . . . . . . . . . . . . .        0.23%**        0.23%          0.23%          0.23%         0.25%
     Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust . . . . .        0.03%**        0.04%          0.04%          0.03%         0.02%

----------------------------
+   Unaudited
++  Less than $0.01 per share
* Increased by approximately 0.01% and 0.91% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.
**  Annualized





                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Institutional Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Management Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1997, the Fund's investment was approximately 44% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required.

E.  OTHER

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $440,176.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.10 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.23 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended June 30, 1997, expenses of the Fund have been reduced by $75,514.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
 Amount            Description                                Value
---------          -----------                           --------------
              CERTIFICATES OF DEPOSIT - 17.46%
$ 10,000,000  Australia and New Zealand Banking Group,
                5.41%, 7/28/97. . . . . . . . . . . . . $    10,000,073

  44,000,000  Bank of America,
                5.70%, 8/01/97. . . . . . . . . . . . .      44,000,000

  70,000,000  Bank of Montreal,
                5.57%, 7/07/97. . . . . . . . . . . . .      70,000,000

  50,000,000  Bank of Nova Scotia,
                5.56%, 7/02/97. . . . . . . . . . . . .      49,999,916

  15,000,000  Bank of Tokyo-Mitsubishi Limited,
                5.75%, 9/17/97. . . . . . . . . . . . .      14,999,971

  10,000,000  Banque National de Paris,
                5.72%, 7/10/97. . . . . . . . . . . . .      10,000,025

  45,000,000  Bayerische Landesbank,
                5.61%, 7/22/97. . . . . . . . . . . . .      45,000,852

  50,000,000  Canadian Imperial Bank of Commerce,
                5.68%, 8/21/97. . . . . . . . . . . . .      50,000,000

  58,000,000  Nordeutsche,
                5.57%, 7/21/97. . . . . . . . . . . . .      58,000,641

              Sanwa Bank:
  20,000,000    5.68%, 7/02/97. . . . . . . . . . . . .      20,000,010
  22,000,000    5.68%, 7/10/97. . . . . . . . . . . . .      22,000,055

              Societe Generale:
  89,000,000    5.47%, 7/11/97. . . . . . . . . . . . .      89,001,103
  15,000,000    6.00%, 7/28/97. . . . . . . . . . . . .      15,002,375
  12,000,000    5.72%, 8/12/97. . . . . . . . . . . . .      12,000,552
  25,000,000    5.54%, 9/03/97. . . . . . . . . . . . .      25,000,000
  35,000,000    5.90%, 11/06/97 . . . . . . . . . . . .      35,000,000

  15,000,000  Sumitomo Bank,
                5.71%, 7/03/97. . . . . . . . . . . . .      15,000,023

  33,000,000  Swiss Bank Corp.,
                5.49%, 7/10/97. . . . . . . . . . . . .      33,000,000

              Westdeutsche Landesbank:
  75,000,000    5.57%, 7/01/97. . . . . . . . . . . . .      75,000,000
  10,000,000    5.75%, 8/20/97. . . . . . . . . . . . .      10,000,000
  30,000,000    5.69%, 8/21/97. . . . . . . . . . . . .      30,000,000
                                                         --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Amortized Cost - $733,005,596) . . . . . . . . . . .     733,005,596
                                                         --------------
              COMMERCIAL PAPER* - 34.36%
  20,000,000  Abbey National North America,
                5.40%, 7/11/97. . . . . . . . . . . . .      19,970,000

  65,000,000  Alcatel Alsthom,
                5.55%, 9/24/97. . . . . . . . . . . . .      64,148,229

              Asset Securitization Cooperative Corp.:
$ 70,000,000    5.57%, 7/09/97. . . . . . . . . . . . . $    69,913,355
  10,000,000    5.65%, 8/05/97. . . . . . . . . . . . .       9,945,069
  34,000,000    5.61%, 9/08/97. . . . . . . . . . . . .      33,634,415

  20,000,000  Bank of Nova Scotia,
                5.57%, 9/19/97. . . . . . . . . . . . .      19,752,267

              BTR Dunlop:
  22,000,000    5.67%, 11/18/97 . . . . . . . . . . . .      21,514,900
  13,000,000    5.68%, 11/18/97 . . . . . . . . . . . .      12,712,844

  15,000,000  Caterpillar Financial,
                5.71%, 11/14/97 . . . . . . . . . . . .      14,676,433

              Daimler Benz:
  30,000,000    5.28%, 7/28/97. . . . . . . . . . . . .      29,881,200
  10,000,000    5.28%, 8/05/97. . . . . . . . . . . . .       9,948,667

              Delaware Funding Corp.:
  20,000,000    5.65%, 7/08/97. . . . . . . . . . . . .      19,978,028
  74,000,000    5.56%, 7/15/97. . . . . . . . . . . . .      73,839,995
  40,000,000    5.58%, 7/15/97. . . . . . . . . . . . .      39,913,200

  19,146,000  Elf Aquitaine Financial Services,
                5.80%, 10/27/97 . . . . . . . . . . . .      18,782,013

   4,370,000  Eksportfinans,
                5.61%, 7/07/97. . . . . . . . . . . . .       4,365,914

              First Boston:
  15,000,000    5.63%, 8/05/97. . . . . . . . . . . . .      14,917,896
  10,000,000    5.68%, 11/21/97 . . . . . . . . . . . .       9,774,378

              General Electric Capital Corp.:
  10,000,000    6.15%, 7/01/97. . . . . . . . . . . . .      10,000,000
  25,000,000    5.42%, 7/14/97. . . . . . . . . . . . .      24,951,069
  45,000,000    5.65%, 7/28/97. . . . . . . . . . . . .      44,809,312
  25,000,000    5.55%, 8/07/97. . . . . . . . . . . . .      24,857,396
  30,000,000    5.55%, 8/19/97. . . . . . . . . . . . .      29,773,375

              Glaxo Wellcome:
  15,000,000    5.59%, 9/11/97. . . . . . . . . . . . .      14,832,300
  15,000,000    5.56%, 9/19/97. . . . . . . . . . . . .      14,814,667

              Goldman Sachs:
  30,000,000    5.55%, 7/07/97. . . . . . . . . . . . .      29,972,250
  50,000,000    5.56%, 7/07/97. . . . . . . . . . . . .      49,953,667
  30,000,000    5.56%, 7/28/97. . . . . . . . . . . . .      29,874,900
  80,000,000    5.62%, 9/02/97. . . . . . . . . . . . .      79,213,200

  12,000,000  Halifax Building Society,
                5.73%, 10/14/97 . . . . . . . . . . . .      11,799,450

  34,000,000  International Lease Finance,
                5.63%, 8/14/97. . . . . . . . . . . . .      33,766,042

  43,000,000  International Nederlanden (U.S.)
                Funding Corp.,
                5.54%, 7/14/97. . . . . . . . . . . . .      42,913,976



                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
 Amount         Description                                   Value
---------       -----------                              --------------
              Kingdom of Sweden:
$  8,000,000    5.63%, 7/11/97. . . . . . . . . . . . . $     7,987,489
  17,000,000    5.35%, 8/18/97. . . . . . . . . . . . .      16,878,847
  30,000,000    5.34%, 8/26/97. . . . . . . . . . . . .      29,750,800

              Merrill Lynch & Co.:
  25,000,000    5.56%, 7/07/97. . . . . . . . . . . . .      24,976,833
  13,000,000    5.58%, 7/09/97. . . . . . . . . . . . .      12,983,880
  20,000,000    5.65%, 7/21/97. . . . . . . . . . . . .      19,937,222
  30,000,000    5.60%, 8/19/97. . . . . . . . . . . . .      29,771,333
  40,000,000    5.72%, 11/19/97 . . . . . . . . . . . .      39,103,867

              Morgan Stanley Group Inc.:
  25,000,000    5.57%, 7/21/97. . . . . . . . . . . . .      24,922,639
  30,000,000    5.58%, 7/21/97. . . . . . . . . . . . .      29,907,000

              National Rural Utility Cooperative
              Financial Corp.:
   4,700,000    5.55%, 7/03/97. . . . . . . . . . . . .       4,698,551
  18,000,000    5.54%. 8/26/97. . . . . . . . . . . . .      17,844,880

  25,000,000  New South Wales Treasury Corp.,
                5.61%, 8/11/97. . . . . . . . . . . . .      24,840,271

  62,800,000  Pacific Bell,
                5.65%, 7/11/97. . . . . . . . . . . . .      62,701,439

              Receivables Capital Corp.:
  30,000,000    5.57%, 7/02/97. . . . . . . . . . . . .      29,995,363
   6,000,000    5.60%, 7/02/97. . . . . . . . . . . . .       5,999,067

  43,700,000  Repsol International,
                5.56%, 7/15/97. . . . . . . . . . . . .      43,605,596

  45,000,000  Schering Plough,
                6.00%, 7/01/97. . . . . . . . . . . . .      45,000,000

  17,100,000  Walt Disney,
                6.10%, 7/01/97. . . . . . . . . . . . .      17,100,000

  25,000,000  Warner Lambert,
                5.52%, 7/11/97. . . . . . . . . . . . .      24,961,667
                                                         --------------
TOTAL COMMERCIAL PAPER
  (Amortized Cost - $1,442,167,151) . . . . . . . . . .   1,442,167,151
                                                         --------------

              EURODOLLAR CERTIFICATES OF
              DEPOSIT -  8.41%
              Abbey National North America:
  40,000,000    5.71%, 8/14/97. . . . . . . . . . . . .      40,000,482
  12,000,000    5.43%, 8/25/97. . . . . . . . . . . . .      12,000,000
  25,000,000    5.65%, 9/25/97. . . . . . . . . . . . .      25,000,000

  28,000,000  Australia and New Zealand Banking Group,
                5.67%, 9/30/97. . . . . . . . . . . . .      28,000,698

              Banco Bilbao Vizcaya:
  18,000,000    5.74%, 7/17/97. . . . . . . . . . . . .      18,000,079
  15,000,000    5.67%, 9/17/97. . . . . . . . . . . . .      15,000,320

  28,000,000  Banco Santander,
                5.57%, 7/14/97. . . . . . . . . . . . .      28,000,101

$ 20,000,000  Bank of Tokyo-Mitsubishi Limited,
                5.66%, 7/09/97. . . . . . . . . . . . . $    20,000,044

  20,000,000  Banque National de Paris,
                5.71%, 8/19/97. . . . . . . . . . . . .      20,000,134

              Berliner Handels Frankfurt:
  10,000,000    5.73%, 7/07/97. . . . . . . . . . . . .       9,999,982
  35,000,000    5.70%, 7/21/97. . . . . . . . . . . . .      35,000,192

  35,000,000  Commerzbank,
                5.58%, 7/01/97. . . . . . . . . . . . .      35,000,000

  10,000,000  Credit Agricole,
                5.79%, 12/16/97 . . . . . . . . . . . .      10,000,907

  12,000,000  Rabobank,
                5.63%, 9/17/97. . . . . . . . . . . . .      12,004,355

              Toronto Dominion Bank:
  20,000,000    5.71%, 7/08/97. . . . . . . . . . . . .      20,000,000
  25,000,000    5.71%, 9/25/97. . . . . . . . . . . . .      25,000,000
                                                         --------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (Amortized Cost - $353,007,294) . . . . . . . . . . .     353,007,294
                                                         --------------

              EURODOLLAR TIME DEPOSITS - 22.09%
              Abbey National North America:
  30,000,000    5.72%, 7/10/97. . . . . . . . . . . . .      30,000,000
  25,000,000    5.75%, 8/01/97. . . . . . . . . . . . .      25,000,000

              ABN Amro Bank:
  50,000,000    5.73%, 7/07/97. . . . . . . . . . . . .      50,000,000
  30,000,000    5.74%, 8/13/97. . . . . . . . . . . . .      30,000,000
  20,000,000    6.00%, 10/31/97 . . . . . . . . . . . .      20,000,000

  25,000,000  Bank Austria AG,
                5.97%, 10/17/97 . . . . . . . . . . . .      25,000,000

  80,000,000  Bank of Nova Scotia,
                6.19%, 7/02/97. . . . . . . . . . . . .      80,000,000

  25,000,000  Banque Bruxelles Lambert,
                5.75%, 7/08/97. . . . . . . . . . . . .      25,000,000

  40,000,000  Credit Agricole,
                5.72%, 7/10/97. . . . . . . . . . . . .      40,000,000

              Generale Bank:
  30,000,000    5.56%, 9/03/97. . . . . . . . . . . . .      30,000,000
  25,000,000    5.70%, 9/04/97. . . . . . . . . . . . .      25,000,000

  30,000,000  Internationale Nederlanden (U.S.)
                Funding Corp.,
                5.73%, 7/08/97. . . . . . . . . . . . .      30,000,000

  25,000,000  Nordeutsche Landesbank,
                5.73%, 8/13/97. . . . . . . . . . . . .      25,000,000

  97,256,680  Norwest,
                6.50%, 7/01/97. . . . . . . . . . . . .      97,256,680


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
 Amount         Description                                   Value
---------       -----------                              --------------
$ 20,000,000  Societe Generale,
               5.55%, 9/03/97 . . . . . . . . . . . . . $    20,000,000

 125,000,000  Toronto Dominion Bank,
                6.19%, 7/01/97. . . . . . . . . . . . .     125,000,000

 175,000,000  Union Bank of Switzerland,
                6.25%, 7/01/97. . . . . . . . . . . . .     175,000,000

  75,000,000  Westdeutsche Landesbank,
                6.38%, 7/01/97. . . . . . . . . . . . .      75,000,000
                                                         --------------

TOTAL EURODOLLAR TIME DEPOSITS
  (Amortized Cost - $927,256,680) . . . . . . . . . . .     927,256,680
                                                         --------------

              FLOATING RATE NOTES - 14.13%
              American Express Centurion Bank:
                Monthly Variable Rate,
  10,000,000    5.658%  10/28/97. . . . . . . . . . . .      10,000,000
  10,000,000    5.658%, 11/18/97. . . . . . . . . . . .      10,000,000
  20,000,000    5.658%, 3/06/98 . . . . . . . . . . . .      20,000,000

              Avco Financial Services Inc.
  25,000,000  Quarterly Variable  Rate,
                5.773%, 11/17/97. . . . . . . . . . . .      24,999,053

              Bayerische Landesbank
  50,000,000    Monthly Variable Rate,
                5.550%, 6/26/98 . . . . . . . . . . . .      49,961,633

              Bear Stearns Company, Inc.:
                Monthly Variable Rate,
  10,000,000    5.938%, 7/17/97 . . . . . . . . . . . .      10,001,115
   8,000,000    5.838%, 4/28/98 . . . . . . . . . . . .       8,010,338

              BHF Finance
  20,000,000    Quarterly Variable Rate,
                5.670%, 6/26/98 . . . . . . . . . . . .      19,988,559

              Comerica
  35,000,000    Monthly Variable Rate,
                5.588%, 2/05/98 . . . . . . . . . . . .      34,985,798

              CoreStates Bank:
                Monthly Variable Rate,
  25,000,000    5.658%, 11/07/97. . . . . . . . . . . .      25,000,000
  20,000,000    5.648%, 2/02/98 . . . . . . . . . . . .      20,000,000

              General Electric Capital Corp.:
                Quarterly Variable Rate,
  40,000,000    5.750%, 7/08/97 . . . . . . . . . . . .      40,000,000
  20,000,000    5.782%, 1/23/98 . . . . . . . . . . . .      20,000,000

              Key Bank
  40,000,000    Monthly Variable Rate,
                5.578%, 3/19/98 . . . . . . . . . . . .      39,978,988

              Mellon Bank
  10,000,000    Quarterly Variable Rate,
                5.753%, 6/16/98 . . . . . . . . . . . .      10,000,000

              Merrill Lynch & Co.:
                Monthly Variable Rate,
$ 10,000,000    5.782%, 10/31/97. . . . . . . . . . . . $     9,998,680
  25,000,000    5.648%, 2/06/98 . . . . . . . . . . . .      24,997,051

              Morgan Stanley:
                Quarterly Variable Rate,
  40,000,000    5.648%, 1/30/98 . . . . . . . . . . . .      40,000,000
  10,000,000    5.763%, 5/18/98 . . . . . . . . . . . .      10,000,000

              National City Cleveland
  15,000,000    Monthly Variable Rate,
                5.578%, 2/18/98 . . . . . . . . . . . .      14,993,092

              Norwest
  40,000,000    Quarterly Variable Rate,
                5.913%, 12/09/97. . . . . . . . . . . .      40,031,417

              PNC Bank Corp.:
                Monthly Variable Rate,
  25,000,000    5.588%, 11/25/97 . . . . . . . . . . . .      24,993,048
  40,000,000    5.598%, 1/09/98. . . . . . . . . . . . .      39,987,674
  20,000,000    5.588%, 5/27/98. . . . . . . . . . . . .      19,989,447

              Student Loan Marketing Association
  25,000,000    Weekly Variable Rate,
                5.26%, 9/28/98 . . . . . . . . . . . . .      24,996,892
                                                          --------------

TOTAL FLOATING RATE NOTES
  (Amortized Cost - $592,912,785) . . . . . . . . . . .     592,912,785
                                                         --------------

TOTAL INVESTMENTS
  (Amortized Cost - $4,048,349,506) . . . .   96.45%      4,048,349,506
Other Assets Less Liabilities . . . . . . .    3.55%        148,808,626
                                             -------     --------------
Net Assets. . . . . . . . . . . . . . . . .  100.00%    $ 4,197,158,132
                                             -------     --------------
                                             -------     --------------

-----------------------
* Interest rates for Commercial Paper represent discount rates at the time of purchase.




                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments, at Value  . . . . . . . . . . . . . . . . . .  $4,048,349,506
    Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .         472,565
    Interest Receivable. . . . . . . . . . . . . . . . . . . .     149,003,266
    Prepaid Expenses and Other . . . . . . . . . . . . . . . .          26,114
                                                                --------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .   4,197,851,451
                                                                --------------
LIABILITIES
    Due to Bankers Trust . . . . . . . . . . . . . . . . . . .         654,943
    Accrued Expenses . . . . . . . . . . . . . . . . . . . . .          38,376
                                                                --------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .         693,319
                                                                --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $4,197,158,132
                                                                --------------
                                                                --------------
COMPOSITION OF NET ASSETS
    Paid-in Capital. . . . . . . . . . . . . . . . . . . . . .  $4,197,158,132
                                                                --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $4,197,158,132
                                                                --------------
                                                                --------------



--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest . . . . . . . . . . . . . . . . . . . . . . . . .  $  114,299,785
                                                                --------------
EXPENSES
    Advisory Fees. . . . . . . . . . . . . . . . . . . . . . .       3,090,456
    Administration and Services Fees . . . . . . . . . . . . .       1,030,152
    Professional Fees. . . . . . . . . . . . . . . . . . . . .          15,569
    Trustees Fees. . . . . . . . . . . . . . . . . . . . . . .           1,046
    Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .          17,734
                                                                --------------
    Total Expenses . . . . . . . . . . . . . . . . . . . . . .       4,154,957
    Less:  Expenses Absorbed by Bankers Trust. . . . . . . . .        (446,410)
                                                                --------------
         Net Expenses. . . . . . . . . . . . . . . . . . . . .       3,708,547
                                                                --------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .     110,591,238
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . .         (22,473)
                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .  $  110,568,765
                                                                --------------
                                                                --------------


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          FOR THE              FOR THE
                                                                     SIX MONTHS ENDED         YEAR ENDED
                                                                     JUNE 30, 1997+        DECEMBER 31, 1996
                                                                     ----------------      -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income. . . . . . . . . . . . . . . . . . . . . . $   110,591,238       $   173,497,388
    Net Realized Gain (Loss) from Investment Transactions. . . . . .         (22,473)              102,443
                                                                     ---------------       ---------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . .     110,568,765           173,599,831
                                                                     ---------------       ---------------

CAPITAL TRANSACTIONS
    Proceeds from Capital Invested . . . . . . . . . . . . . . . . .  12,633,606,938        20,303,004,962
    Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . (11,808,927,263)      (19,831,740,806)
                                                                     ---------------       ---------------
Net Increase in Net Assets from Capital Transactions . . . . . . . .     824,679,675           471,264,156

CONTRIBUTION OF CAPITAL
    Proceeds Contributed . . . . . . . . . . . . . . . . . . . . . .              --             1,113,488
                                                                     ---------------       ---------------

TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . .     935,248,440           645,977,475

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . .   3,261,909,692         2,615,932,217
                                                                     ---------------       ---------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 4,197,158,132       $ 3,261,909,692
                                                                     ---------------       ---------------
                                                                     ---------------       ---------------



--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.


                                                                                    FOR THE YEAR ENDED
                                                           FOR THE SIX                  DECEMBER 31,
                                                           MONTHS ENDED   ------------------------------------------------------
                                                          JUNE 30, 1997+    1996            1995          1994           1993
                                                          -------------   ----------     -----------    ----------     ---------
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted). . . . . . . .$4,197,158     $3,261,910     $2,615,932     $2,735,025     $1,930,075
    Ratios to Average Net Assets:
         Net Investment Income. . . . . . . . . . . . . . .     5.37%*         5.27%          5.77%          4.24%          3.06%
         Expenses . . . . . . . . . . . . . . . . . . . . .     0.18%*         0.18%          0.18%          0.18%          0.20%
         Decrease Reflected in Above Expense Ratio Due
           to Absorption of Expenses by Bankers Trust . . .     0.02%*         0.02%          0.02%          0.02%          0.00%++


----------------------------
+   Unaudited
++  Less than 0.01%
*   Annualized




                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D.  REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

E.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFITIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $1,030,152.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $3,090,456.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $446,410.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

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                                          14

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                                          15

BT INSTITUTIONAL FUNDS
BT INSTITUTIONAL CASH MANAGEMENT FUND





INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022







                -----------------------------------------------------
                For information on how to invest, shareholder account
                information and current price and yield information,
                please contact your relationship manager or the BT
                Mutual Fund Service Center at (800) 368-4031. This
                report must be preceded or accompanied by the Fund's
                current prospectus.
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                                                                Cusip #055924104
                                                                STA481100 (7/97)